Federated Total Return Bond Fund
Class A Shares
Class B Shares
Class C Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2008

The following change is effective December 31, 2008.

Under the heading entitled “How is the Fund Sold?,” please delete the first paragraph and replace it with the following:

The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectuses, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

December 22, 2008

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
39755 (12/08)

Federated Total Return Bond Fund
Class K Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2008

The following change is effective December 31, 2008.

Under the heading entitled “How is the Fund Sold?,” please delete the first paragraph and replace it with the following:

The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectuses, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

December 22, 2008

Cusip 31428Q770
39754 (12/08)

Federated Total Return Bond Fund

Institutional Shares

Institutional Service Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2008

The following changes are effective December 31, 2008.

1. Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, as applicable, Institutional Shares or Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers;
•	Additional sales to an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of the Fund as of December 31, 2008; and
•
An investor (including a natural person) who acquired Institutional Shares or Institutional Service Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•
In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the first four paragraphs and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. Under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000.

December 30, 2008

Cusip 31428Q101
Cusip 31428Q507
39753 (12/08)

Federated Ultrashort Bond Fund
Class A Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2008

The following change is effective December 31, 2008.

Under the heading entitled “How is the Fund Sold?,” please delete the first paragraph and replace it with the following:

The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectuses, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

December 22, 2008

Cusip 31428Q762
39760 (12/08)

Federated Ultrashort Bond Fund

Institutional Shares

Institutional Service Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 30, 2008

The following changes are effective December 31, 2008.

1. Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, as applicable, Institutional Shares or Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers;
•	Additional sales to an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of the Fund as of December 31, 2008; and
•
An investor (including a natural person) who acquired Institutional Shares or Institutional Service Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•
In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the first three paragraphs and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. Under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000.

December 30, 2008

Cusip 31428Q747
Cusip 31428Q754
39759 (12/08)

Federated Mortgage Fund

Institutional Shares

Institutional Service Shares

(A Portfolio of Federated Total Return Series, Inc.)
SUPPLEMENT TO PROSPECTUSES DATED NOVEMBER 30, 2008

The following changes are effective December 31, 2008.

1. Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, as applicable, Institutional Shares or Institutional Service Shares. All Share classes have different expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers;
•	Additional sales to an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of the Fund as of December 31, 2008; and
•
An investor (including a natural person) who acquired Institutional Shares or Institutional Service Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•
In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares or Institutional Service Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the first three paragraphs and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. Under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000.

December 30, 2008

Cusip 31428Q887
Cusip 31428Q804
39761 (12/08)